Benefit for Income Taxes for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Current Federal	$ 1		$ (7)
Current State	1	1	2
Current Foreign	8	4	4
Current Income Tax Expense (Benefit), Total	10	5	(1)
Deferred Federal	(11)	(31)	(33)
Deferred State	(2)	(6)	(7)
Deferred Foreign	2	1	2
Deferred income taxes	(11)	(36)	(38)
Income tax (benefit) - continuing operations	$ (1)	$ (31)	$ (39)